Changes in Level 3 U.S. Pension Plan Assets (Detail) (U.S. Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	$ 1,277.7	$ 1,094.1
Actual Return on Plan Assets	122.1	131.1
Purchases		100.0
Fair Value at end of year	1,342.1	1,277.7
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value at end of year	102.8	77.6
Fair Value, Inputs, Level 3 | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	47.4	45.5
Actual Return on Plan Assets	5.5	2.5
Purchases	6.2	4.3
Sales	(11.4)	(4.9)
Fair Value at end of year	47.7	47.4
Fair Value, Inputs, Level 3 | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	30.2	29.2
Actual Return on Plan Assets	4.9	1.0
Purchases	20.0
Fair Value at end of year	$ 55.1	$ 30.2